Basic and Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share Disclosure [Line Items]
Net income	$ 10,430	$ 21,254	$ 11,626
- allocated to ordinary share - basic	10,352	21,117	11,583
- allocated to nonvested share - basic	$ 78	$ 137	$ 43
Weighted average number of ordinary shares outstanding	133,984,929	133,060,900	132,363,620
Weighted average number of nonvested share	1,010,719	862,436	487,685
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	236,576	214,781	265,850
Weighted average ordinary shares outstanding used in computing diluted net income per share	135,232,224	134,138,117	133,117,155
Basic net income per share	$ 0.08	$ 0.16	$ 0.09
Basic net income per nonvested share	0.08	0.16	0.09
Diluted net income per share	0.08	0.16	0.09
Diluted net income per nonvested share	$ 0.08	$ 0.16	$ 0.09